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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: _____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Trigran Investments, Inc.
Address: 3201 Old Glenview Road, Suite 235
         Wilmette, IL 60091

Form 13F File Number: 028-11692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lawrence A. Oberman
Title: Executive Vice President
Phone: (847) 251- 8300

Signature, Place, and Date of Signing:


    /s/ Lawrence A. Oberman       Wilmette, IL   5/10/07
------------------------------   -------------   ------
          [Signature]            [City, State]   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: 140,324
                                        (thousands)

List of Other Included Managers: NONE

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
             COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------- --------- -------- ------------------------- ---------- -------- ---------------------
                               TITLE OF             VALUE   SHRS OR                  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP   (x$1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
APAC Customer Services, Inc.   Common   00185E106    2266    483,148 SH              SOLE                  483,148
Balchem Corp.                  Common   057665200   12466    705,075 SH              SOLE                  705,075
Berkshire Hathaway Inc. Del    Class B  084670207    4113      1,130 SH              SOLE                    1,130
Berkshire Hathaway Inc. Del    Class B  084670207     364        100 SH              OTHER                     100
Cogent Inc.                    Common   19239Y108    2305    171,412 SH              SOLE                  171,412
Dynamex Inc.                   Common   26784F103   10956    430,646 SH              SOLE                  430,646
Exponent, Inc.                 Common   30214U102   13650    684,223 SH              SOLE                  684,223
Fiberstars, Inc.               Common   315662106    2329    414,619 SH              SOLE                  414,619
Keystone Automotive Inds. Inc. Common   49338N109    5453    161,799 SH              SOLE                  161,799
Lecroy Corp.                   Common   52324W109    3061    366,572 SH              SOLE                  366,572
Moldflow Corp.                 Common   608507109   13861    922,235 SH              SOLE                  922,235
Pfizer Inc.                    Common   717081103     316     12,500 SH              OTHER                  12,500
Pure Cycle                     Common   746228303      98     12,203 SH              SOLE                   12,203
Quovadx Inc.                   Common   74913K106    7608  2,983,359 SH              SOLE                2,983,359

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
Repligen Corp.                 Common   759916109    3533  1,117,960 SH              SOLE                1,117,960
Repligen Corp.                 Common   759916109      54     17,000 SH              OTHER                  17,000
Scientific Learning Corp.      Common   808760102   13668  1,789,016 SH              SOLE                1,789,016
Surmodics Inc.                 Common   868873100   17574    488,172 SH              SOLE                  488,172
Surmodics Inc.                 Common   868873100     108      3,000 SH              OTHER                   3,000
Universal Technical Institute  Common   913915104    9523    412,600 SH              SOLE                  412,600
Universal Technical Institute  Common   913915104     129      5,600 SH              OTHER                   5,600
Websense Inc.                  Common   947684106    6637    288,697 SH              SOLE                  288,697
X-Rite Inc.                    Common   983857103   10129    782,126 SH              SOLE                  782,126
X-Rite Inc.                    Common   983857103     123      9,500 SH              OTHER                   9,500